SHARE BASED PAYMENTS - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Mar. 01, 2019	Feb. 15, 2019	May 12, 2015	Aug. 01, 2014	Jun. 01, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						5,500,000
Exercise price						$ 0.24
Share-based compensation expense						$ 161	$ 45	$ 343
Intrinsic value of options exercised during the period						0	0	$ 0
Unrecognized compensation cost						$ 437	$ 0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						2 years 4 months 24 days	0 years
2012 stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				140,000	2,376,620
Exercise price				$ 1.045	$ 1.025
Contract life				5 years
2012 stock incentive plan [Member] | Non Employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			660,000
Exercise price			$ 1.675
2012 stock incentive plan [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	1,200,000	4,300,000
Exercise price	$ 0.23	$ 0.24
Contract life	5 years	5 years